Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-I
Statement to Securityholders
Determination Date: June 12, 2019

Payment Date	6/17/2019
Collection Period Start	5/1/2019
Collection Period End	5/31/2019
Interest Period Start	5/30/2019
Interest Period End	6/16/2019

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$238,000,000.00	$39,693,836.60	$198,306,163.40	0.833219	Jun-20
Class A-2 Notes	$410,000,000.00	$—	$410,000,000.00	1.000000	Apr-22
Class A-3 Notes	$410,000,000.00	$—	$410,000,000.00	1.000000	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$1,225,530,000.00	$39,693,836.60	$1,185,836,163.40

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,250,000,000.97	$1,212,342,862.98	0.969874
YSOC Amount	$24,465,979.96	$23,655,761.38
Adjusted Pool Balance	$1,225,534,021.01	$1,188,687,101.60
Overcollaterization Amount (Adjusted Pool Balance - Note Balance)	$4,021.01	$2,850,938.20
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$238,000,000.00	2.50668%	ACT/360	$298,294.92
Class A-2 Notes	$410,000,000.00	2.58000%	30/360	$440,750.00
Class A-3 Notes	$410,000,000.00	2.51000%	30/360	$428,791.67
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$132,928.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$21,148.50
Class C Notes	$12,260,000.00	2.96000%	30/360	$15,120.67
Class D Notes	$12,260,000.00	3.20000%	30/360	$16,346.67
Total Notes	$1,225,530,000.00			$1,353,380.42

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,250,000,000.97	$1,212,342,862.98
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,225,534,021.01	$1,188,687,101.60
Number of Receivable Outstanding	65,867	65,062
Weight Average Contract Rate	4.43%	4.43%
Weighted Average Remaining Term (months)	58	57

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,553,057.88
Principal Collections	$37,535,825.81
Liquidation Proceeds	$—
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$42,088,883.69
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$42,088,883.69

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,041,666.67	$1,041,666.67	$—	$—	$41,047,217.02
Interest - Class A-1 Notes	$298,294.92	$298,294.92	$—	$—	$40,748,922.10
Interest - Class A-2 Notes	$440,750.00	$440,750.00	$—	$—	$40,308,172.10
Interest - Class A-3 Notes	$428,791.67	$428,791.67	$—	$—	$39,879,380.44
Interest - Class A-4 Notes	$132,928.00	$132,928.00	$—	$—	$39,746,452.44
First Allocation of Principal	$—	$—	$—	$—	$39,746,452.44
Interest - Class B Notes	$21,148.50	$21,148.50	$—	$—	$39,725,303.94
Second Allocation of Principal	$12,322,898.40	$12,322,898.40	$—	$—	$27,402,405.54
Interest - Class C Notes	$15,120.67	$15,120.67	$—	$—	$27,387,284.87
Third Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$15,127,284.87
Interest - Class D Notes	$16,346.67	$16,346.67	$—	$—	$15,110,938.20
Fourth Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$2,850,938.20
Reserve Account Deposit Amount	$—	$—	$—	$—	$2,850,938.20
Regular Principal Distribution Amount	$2,850,938.20	$2,850,938.20	$—	$—	$—
Owner Trustee, Indenture Trustee, and APR Fees & Expenses	$—	$—	$—	$—	$—
Remaining Funds to Certificates	$—	$—	$—	$—	$—
Total	$42,088,883.69	$42,088,883.69	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$24,465,979.96
Increase/(Decrease)	$(810,218.58)
Ending YSOC Amount	$23,655,761.38

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,225,534,021.01	$1,188,687,101.60
Note Balance	$1,225,530,000.00	$1,185,836,163.40
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,021.01	$2,850,938.20
Target Overcollateralization Amount	$—	$3,063,835.05
Overcollateralization Shortfall	$—	$(212,896.85)

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	22	$121,312.18
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	0	$—
Monthly Net Losses (Liquidation Proceeds)			$121,312.18
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.12%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$121,312.18
Cumulative Net Loss Ratio			0.01%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.06%	34	$725,948.81
60-89 Days Delinquent	0.00%	1	$11,368.46
90-119 Days Delinquent	0.00%	0	$—
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.06%	35	$737,317.27

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	4	$74,960.47
Total Repossessed Inventory	4	$74,960.47

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	1	$11,368.46
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		N/A
Second Preceding Collection Period		N/A
Preceding Collection Period		N/A
Current Collection Period		0.00%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger?(Yes/No)		No